Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Issuance cost	$ 414	$ 140	$ 485